Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	6,354.35
Total Transaction Valuation	46,012,639.02
Total Offset Amount	0.00
Net Fee	$ 6,354.35
Offering Table N/A
Offset Table N/A	N/A